BALANCE SHEET COMPONENTS - Accrued Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee compensation and employee benefits		$ 10,981	$ 23,165
Short-term warranty reserves		1,239	3,333
Restructuring reserve (Note 8)		4,456	25,429
Accrued interest payable		6,229	12,151
Other payables to SunPower (Note 3)		0	2,198
VAT payables		55	3,108
Derivative financial instruments (Note 12)		3	2,456
Legal accruals		18,347	8,489
Taxes payable		1,548	4,572
Payable to factor agencies		0	504
Refund liabilities to TotalEnergies, current portion (Note 3)		0	10,127
Deposit from TZE for sale of entities (Note 4)		40,000	0
Short-term security deposit payable		0	1,990
Liquidated damage provision		773	8,361
Provision for loss on firm purchase commitment		0	2,644
Other		3,093	4,929
Accrued liabilities	[1]	$ 86,724	$ 113,456

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).